Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition
Schedule of purchase price allocation

		Amortization
	Allocated value	period
	$
Software	5,430,000	3 years
Goodwill	1,927,500
Deferred tax liabilities	(1,357,500)

Total	6,000,000